ANNUAL REPORT

                        SM&R

                  SM&R MUTUAL FUNDS
                    EQUITY FUNDS

                    GROWTH FUND

                 EQUITY INCOME FUND

                   BALANCED FUND

"The financial statements and discussions contained herein are included for the general information of our shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus."

                                     Annual Report
                                     December 31, 1999

SM&R EQUITY FUNDS                2450 South Shore Blvd, League City, Texas 77573
--------------------------------------------------------------------------------

                                   DIRECTORS
                               Ralph S. Clifford
                                Paul D. Cummings
                                 Jack T. Currie
                              Michael W. McCroskey
                                 Ira W. Painton
                               Donald P. Stevens
                                Steven H. Stubbs

                                    OFFICERS
                        Michael W. McCroskey, President
             Gordon D. Dixon, Vice President and Portfolio Manager
                Brenda T. Koelemay, Vice President and Treasurer
                        Emerson V. Unger, Vice President
                Teresa E. Axelson, Vice President and Secretary

                         INVESTMENT ADVISOR AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                                   CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                                 LEGAL COUNSEL
                          Greer, Herz & Adams, L.L.P.
                                One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

              TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                            8 Penn Center, Suite 800
                     Philadelphia, Pennsylvania 19103-2108

PORTFOLIO MANAGER'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------
SM&R GROWTH FUND

In 1999, the U.S. economy exhibited steady growth, benign inflation, a Federal budget surplus, as well as increases in employment and real incomes. In addition to these upbeat indicators, many businesses experienced another year of increased earnings and the stock market ended another year with double digit increases. However, unlike 1998, when the Fed decreased interest rates 50 basis points, in 1999 the Fed increased interest rates by 75 basis points to address liquidity issues and to head off any manifestations of inflation. 1999 also saw the resurgence of the Japanese economy (the Nikkei was up 124%) as well as most emerging markets.

The markets were volatile again in 1999, however, we did not witness another broad market correction such as the one that struck in October of 1998. The
S&P 500 notched a fifth consecutive double digit gain in 1999 but fell shy of a fifth consecutive +20% gain finishing the year up 21.03%. The NASDAQ index broke every record imaginable on its way to an 85.6% finish and the Russell 2000 notched its best return in nearly two years finishing up 19.6%. The real story in the market, however, was the NASDAQ index. In the last three months of 1999 technology stocks set a torrid pace. From October 18 through December 31, the NASDAQ tacked on 1380 points, going from 2689.15 to 4069.13. The market for 1999 can best be summed up as: Technology, Technology, and Technology. The reason the Technology sector took top honors for performance can be summed up as: Earnings, Earnings, and Earnings. No other sector could boast such high quality earnings and solid fundamentals (Internet stocks excepted). The main reason behind the eye-popping performance of the technology sector is the build-out of the Internet. One could make a case that there are no technology companies that are not involved with the Internet in some fashion. We still believe the best way to play the Internet is to invest in those companies that are building the infrastructure of the Internet or whose products are an integral component in other company's Internet infrastructure products. With that said, we cast a wary eye towards the consumer focused internet sector while at the same time we are watching with interest any company focused on business-to-business e-commerce, telecommunications, telecommunications semiconductors (IC's), broadband, network storage, and other similar undercurrents.

The SM&R Growth Fund (Class T) was able to post a 24.49% return before sales charges (but after other expenses) in 1999 vs. the S&P 500 at 21.03%. An overweighted technology sector was the primary reason for the strong performance. When we refer to a sector as being overweighted, we are referring to the sector weighting relative to the S&P 500. Other sectors that contributed to the performance were Utilities, Transportation, and Energy. The fund is well diversified across all sectors and overweights sectors by no more than twice the S&P 500 sector weights and underweights by no more than half the S&P 500 sector weights.

Although the Y2K problem initially appears to have been more hype than an actual problem, the real tests are still to come. January 30, 2000 represents the first real data crunching test of the year for business. Going forward, the end of each month and the end of each quarter represent potential data crunching problems for business primarily because this time the exercise will be live and not some sort of rigged test or experiment. The media misled the public and even some businesses into thinking that the real problems would occur exactly at midnight on December 31 when in actuality, the real threat would be present throughout the year. We will continue to monitor the situation carefully but don't expect any major developments.

We continue to seek out undervalued companies undergoing positive changes in fundamentals and selling those issues that have hit their price targets or whose fundamentals do not warrant inclusion in our portfolio. Within the Technology sector we seek to identify those companies that possess a unique advantage within their niche or are considered to be the leader within their sub-sector. These processes have served the fund well over the last several years and should continue to do so going forward. Areas of the market that we will be watching closely in 2000 will be Healthcare, Financials, Capital Goods, Consumer Cyclicals, Technology, Telecommunications, and Utilities.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

ANNUAL COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SM&R GROWTH
FUND AT OFFERING PRICE, LIPPER GROWTH FUND INDEX AND THE S&P 500
AVERAGE ANNUAL RETURN
INCLUDES MAXIMUM SALES CHARGE OF 5.75%
THROUGH 12/31/99 FOR CLASS T SHARES
10 YEAR                                                                                                             13.91%
5 YEAR                                                                                                              20.14%
1 YEAR                                                                                                              17.28%
                                                                                                  LIPPER GROWTH FUND INDEX
1989                                                                                                               $10,000
1990                                                                                                                $9,459
1991                                                                                                               $12,894
1992                                                                                                               $13,878
1993                                                                                                               $15,540
1994                                                                                                               $15,296
1995                                                                                                               $20,290
1996                                                                                                               $23,845
1997                                                                                                               $30,534
1998                                                                                                               $38,377
1999                                                                                                               $57,921
Average Annual Return
Includes maximum sales charge through
12/31/99. Inception date of these classes is 01/01/99.
Share Class                                                                                                Since Inception
A                                                                                                                   17.27%
B                                                                                                                   15.93%
C                                                                                                                   23.83%
PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN
INVESTMENT WILL FLUCTUATE AND INVESTMENTS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST.

ANNUAL COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SM&R GROWTH
FUND AT OFFERING PRICE, LIPPER GROWTH FUND INDEX AND THE S&P 500
AVERAGE ANNUAL RETURN
INCLUDES MAXIMUM SALES CHARGE OF 5.75%
THROUGH 12/31/99 FOR CLASS T SHARES
10 YEAR
5 YEAR
1 YEAR
                                                                                                        S&P 500    SM&R GROWTH FUND
1989                                                                                                    $10,000              $9,426
1990                                                                                                     $9,689              $9,146
1991                                                                                                    $12,634             $12,529
1992                                                                                                    $13,594             $12,216
1993                                                                                                    $14,962             $13,213
1994                                                                                                    $15,158             $13,871
1995                                                                                                    $20,848             $17,366
1996                                                                                                    $25,632             $20,429
1997                                                                                                    $34,181             $24,971
1998                                                                                                    $43,961             $29,552
1999                                                                                                    $53,205             $36,791
Average Annual Return
Includes maximum sales charge through
12/31/99. Inception date of these classes is 01/01/99.
                                                                                                      w/o Sales
Share Class                                                                                              Charge
A                                                                                                        23.45%
B                                                                                                        22.04%
C                                                                                                        26.44%
PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN
INVESTMENT WILL FLUCTUATE AND INVESTMENTS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST.

SM&R Growth Fund performance figures are historical and reflect reinvestment of all dividends and capital gains distributions and changes in net asset value. Returns for Class A, B and C will vary from Class T as shown above due to differences in expenses and sales charge structure. Average annual returns are based on the maximum sales charge and reinvestment of all dividends and capital gains. The maximum initial sales charge for Class A and C shares reflect the current maximum initial sales charges of 5.00% and 1.00%, respectively. Class B shares reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year declining to 1% in the fifth year, and is eliminated thereafter. A CDSC of 1.00% applies to redemption of Class C shares only within the first thirteen months or purchase.

PORTFOLIO MANAGER'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------
SM&R EQUITY INCOME FUND

The SM&R Equity Income Fund's objective is to provide current income, along with an opportunity for increased share price over time. The fund is guided by a strategy of investing in primarily the stocks of well-established companies with records of consistent and increasing dividend payments. In 1999, the fund
(Class T) produced a return of (1.39)%, before sales charges (but after other expenses.) Over that same time frame, the fund's peers, as measured by the Lipper Equity Income Fund Index, returned 4.19%. The fund has continued to surpass the goal of maintaining a dividend yield at least 50% greater than that of the market, as represented by the Standard & Poor's 500 stock market index. The current dividend yield on the fund is 2.7% versus 1.2% for the S&P 500.

The fund's performance suffered from its overweighed position in financial services relative to the S&P 500 financial sector weight. The poor performance of financial companies is a result of interest rates rising throughout 1999. We feel this is a short-term phenomenon and have strong convictions regarding the outlook for financial companies going forward--particularly the financial conglomerates, which offer a variety of services to consumers. The financial sector is also where investors can locate strong dividend yielding stocks. As such, the financial sector currently encompasses nearly one quarter of the fund's holdings.

As 1999 wound down, it was clear to all market watchers that technology was the place to be invested. The Equity Income Fund currently invests a relatively small portion of its assets in the technology sector, as these companies typically need to reinvest their cash and therefore do not pay a dividend to shareholders. While we have concerns regarding what appears to be a "speculative bubble" in technology investing, we are looking to slightly increase our technology exposure in the fund when and if we see a pullback in the lofty levels this sector is currently exhibiting. While we will not deviate from our value style, nor our conservative philosophy, we believe we can afford to take on incremental levels of risk going forward as we have a strong enough portfolio yield to allow for some diversification into non-dividend paying stocks. We can assure you, though, that we will not follow in the footsteps of our competitors and raise our technology weighting to greater than the market, nor even a market weighting, as many of our so-called equity income fund competitors have done.

Going forward, we believe the market will remain in a relatively flat trading range over the next several quarters as the economic fundamentals which drive the equity markets harbor neither terribly worrisome nor exuberant information. We maintain a cautious tilt, however, as the market appears clearly overvalued by most historical measures. We believe inflation will tick upwards for the year 2000, and at a quicker rate than forecast by the Federal Reserve. The reasoning behind our forecast is that productivity can only offset wage inflation for so long. Currently, wage inflation, as measured by the Employment Cost Index, is growing at a faster rate than CPI. However, productivity is growing at the same rate as wages. There is nothing inflationary about wages growing as fast as productivity. We feel productivity will taper off after several quarters of strong showings and wage inflation will reveal itself in the CPI numbers. We also feel GDP growth will slow to around 3% and CPI will increase to around 3% in early 2000 as productivity slows.

Under our forecast environment, technology shares will likely come down off their recent highs, as investors will begin to doubt the growth assumptions underlying their lofty valuations. When this occurs, these same investors will likely seek solace in the shares of companies with stable, predictable earnings growth combined with the safety of dividends, such as energy, financials and consumer staples--all core sectors for the SM&R Equity Income Fund. While the fund has not lived up to even our expectations for 1999, we would remind our shareholders that the fund strives to maintain a strong dividend yield, holding a portfolio of value stocks, maintaining low turnover-which leads to low taxes, and stays true to its stated goal of conservative investments in stable, dividend paying companies with the potential for share price appreciation over time.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

ANNUAL COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SM&R EQUITY
INCOME FUND AT OFFERING PRICE, LIPPER EQUITY INCOME FUND INDEX AND THE S&P 500
AVERAGE ANNUAL RETURN
INCLUDES MAXIMUM SALES CHARGE OF 5.75%
THROUGH 12/31/99 FOR CLASS T SHARES
10 YEAR                                                                                                                  11.00%
5 YEAR                                                                                                                   13.97%
1 YEAR                                                                                                                  (7.06)%
                                                                                                      LIPPER EQUITY INCOME FUND
                                                                                                                          INDEX
1989                                                                                                                    $10,000
1990                                                                                                                     $9,489
1991                                                                                                                    $12,021
1992                                                                                                                    $13,192
1993                                                                                                                    $15,150
1994                                                                                                                    $15,011
1995                                                                                                                    $19,487
1996                                                                                                                    $22,990
1997                                                                                                                    $29,235
1998                                                                                                                    $32,679
1999                                                                                                                    $34,053
Average Annual Return
Includes maximum sales charge through
12/31/99. Inception date of these classes is 01/01/99.
Share Class                                                                                                     Since Inception
A                                                                                                                       (7.84)%
B                                                                                                                       (9.60)%
C                                                                                                                       (5.25)%
PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN
INVESTMENT WILL FLUCTUATE AND INVESTMENTS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST.

ANNUAL COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SM&R EQUITY
INCOME FUND AT OFFERING PRICE, LIPPER EQUITY INCOME FUND INDEX AND THE S&P 500
AVERAGE ANNUAL RETURN
INCLUDES MAXIMUM SALES CHARGE OF 5.75%
THROUGH 12/31/99 FOR CLASS T SHARES
10 YEAR
5 YEAR
1 YEAR
                                                                                                        S&P 500
1989                                                                                                    $10,000
1990                                                                                                     $9,689
1991                                                                                                    $12,634
1992                                                                                                    $13,594
1993                                                                                                    $14,962
1994                                                                                                    $15,158
1995                                                                                                    $20,848
1996                                                                                                    $25,632
1997                                                                                                    $34,181
1998                                                                                                    $43,961
1999                                                                                                    $53,205
Average Annual Return
Includes maximum sales charge through
12/31/99. Inception date of these classes is 01/01/99.
                                                                                                      w/o Sales
Share Class                                                                                              Charge
A                                                                                                       (3.01)%
B                                                                                                       (4.86)%
C                                                                                                       (3.32)%
PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN
INVESTMENT WILL FLUCTUATE AND INVESTMENTS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST.

ANNUAL COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SM&R EQUITY
INCOME FUND AT OFFERING PRICE, LIPPER EQUITY INCOME FUND INDEX AND THE S&P 500
AVERAGE ANNUAL RETURN
INCLUDES MAXIMUM SALES CHARGE OF 5.75%
THROUGH 12/31/99 FOR CLASS T SHARES
10 YEAR
5 YEAR
1 YEAR
                                                                                                  SM&R EQUITY INCOME FUND
1989                                                                                                               $9,426
1990                                                                                                               $9,495
1991                                                                                                              $12,253
1992                                                                                                              $12,659
1993                                                                                                              $14,004
1994                                                                                                              $13,919
1995                                                                                                              $17,972
1996                                                                                                              $20,931
1997                                                                                                              $25,686
1998                                                                                                              $28,797
1999                                                                                                              $28,398
Average Annual Return
Includes maximum sales charge through
12/31/99. Inception date of these classes is 01/01/99.
Share Class
A
PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN
INVESTMENT WILL FLUCTUATE AND INVESTMENTS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST.

SM&R Equity Income Fund performance figures are historical and reflect reinvestment of all dividends and capital gains distributions and changes in net asset value. Returns for Class A, B and C will vary from Class T as shown above due to differences in expenses and sales charge structure. Average annual returns are based on the maximum sales charge and reinvestment of all dividends and capital gains. The maximum initial sales charge for Class A and C shares reflect the current maximum initial sales charges of 5.00% and 1.00%, respectively. Class B shares reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year declining to 1% in the fifth year, and is eliminated thereafter. A CDSC of 1.00% applies to redemption of Class C shares only within the first thirteen months or purchase.

PORTFOLIO MANAGER'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------
SM&R BALANCED FUND

The SM&R Balanced Fund is the lowest risk fund in the SM&R Equity Funds. The fund strives to maintain the objective of providing reasonable current income and share price appreciation, while protecting the initial investment. The fund's investment strategy is to use a balanced approach by investing in a combination of the high-yielding stock of well-known companies, as well as bonds and money market instruments. Throughout 1999, the fund's conservative blend of about 60% stocks, 25% bonds and 15% money market instruments has served the fund well. The equity portion of the fund produced a total return (capital appreciation and dividend income) of approximately 21% while the bond portion of the fund returned approximately (1.0)%. Combined, the fund (Class T) produced a total return of 11.87% during 1999, before sales charges (but after other expenses.) As a comparison, the fund's peers, as measured by the Lipper Balanced Fund Index returned 8.98% over the same period.

Within the fund, we continued our fixed income strategy of structuring maturities at the mid-term to long end of the yield curve. Within the equity portion of the fund, we utilize the same conservative and defensive stock selection disciplines used in the SM&R Equity Income and Growth Funds. The key is identifying stocks of superior companies and purchasing them at discounted valuations. During 1999, we noted particular strength from our equity holdings in the technology and energy sectors. The fund benefited from the nearly market weight of technology companies relative to the S&P 500. While this may appear to contradict our philosophy of conservative stewardship, we feel the balanced stock/bond approach allows us a little more latitude in sector allocation versus say, the Equity Income Fund. In other words, the stability of the fixed income portion allows us to increase the risk on the equity portion. Feel secure in knowing, however, that the fund will not go to excesses seen by other funds this year. We do not feel a market weight in technology projected unnecessary risk into the fund and it provided for strong overall fund performance during a year in which fixed income investing produced a negative return.

Balanced Fund investors were rewarded again in 1999 by their investment in the fund, with a fifth consecutive year of double-digit returns. Although the fund has not produced the spectacular returns witnessed by some equity funds over the last year or two, we have achieved our goal of providing consistently positive performance in the strong up market and believe the fund is well positioned should equity markets turn downward. The conservative and low risk balanced approach has enabled SM&R to provide upside potential while protecting the downside via this uniquely positioned fund.

Going forward, we believe the market will remain in a relatively flat trading range over the next several quarters as the economic fundamentals which drive the equity markets harbor neither terribly worrisome nor exuberant information. We maintain a cautious tilt however, as the market appears clearly overvalued by most historical measures. We believe inflation will tick upwards for the year 2000, and at a quicker rate than forecast by the Federal Reserve. The reasoning behind our forecast is that productivity can only offset wage inflation for so long. Currently wage inflation, as measured by the Employment Cost Index, is growing at a faster rate than CPI. However, productivity is growing at the same rate as wages. There is nothing inflationary about wages growing as fast as productivity. We feel productivity will taper off after several quarters of strong showings and wage inflation will reveal itself in the CPI numbers. We feel GDP growth will slow to around 3% and CPI will increase to around 3% in early 2000 as productivity slows.

Under our forecast environment, technology shares will likely come down off their recent highs, as investors will begin to doubt the growth assumptions underlying their lofty valuations. When this occurs, these same investors will likely seek solace in the shares of companies with stable, predictable earnings growth combined with the safety of dividends, such as energy, healthcare, and consumer staples--all core sectors for the SM&R Balanced Fund. This should provide upside for the equity portion of the fund, while the fixed income portion protects the overall portfolio value from sustained market corrections.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

ANNUAL COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SM&R BALANCED
FUND AT OFFERING PRICE, LIPPER BALANCED FUND INDEX AND THE S&P 500
AVERAGE ANNUAL RETURN
INCLUDES MAXIMUM SALES CHARGE OF 5.75%
THROUGH 12/31/99 FOR CLASS T SHARES
10 YEAR                                                                                                              10.47%
5 YEAR                                                                                                               14.04%
1 YEAR                                                                                                                5.43%
                                                                                                 LIPPER BALANCED FUND INDEX
1989                                                                                                                $10,000
1990                                                                                                                $10,066
1991                                                                                                                $12,665
1992                                                                                                                $13,610
1993                                                                                                                $15,238
1994                                                                                                                $14,926
1995                                                                                                                $18,643
1996                                                                                                                $21,077
1997                                                                                                                $25,356
1998                                                                                                                $29,182
1999                                                                                                                $31,797
Average Annual Return
Includes maximum sales charge through
12/31/99. Inception date of these classes is 01/01/99.
Share Class                                                                                                 Since Inception
A                                                                                                                     4.64%
B                                                                                                                     5.97%
C                                                                                                                     7.39%
PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN
INVESTMENT WILL FLUCTUATE AND INVESTMENTS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST.

ANNUAL COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SM&R BALANCED
FUND AT OFFERING PRICE, LIPPER BALANCED FUND INDEX AND THE S&P 500
AVERAGE ANNUAL RETURN
INCLUDES MAXIMUM SALES CHARGE OF 5.75%
THROUGH 12/31/99 FOR CLASS T SHARES
10 YEAR
5 YEAR
1 YEAR
                                                                                                        S&P 500
1989                                                                                                    $10,000
1990                                                                                                     $9,689
1991                                                                                                    $12,634
1992                                                                                                    $13,594
1993                                                                                                    $14,962
1994                                                                                                    $15,158
1995                                                                                                    $20,848
1996                                                                                                    $25,632
1997                                                                                                    $34,181
1998                                                                                                    $43,961
1999                                                                                                    $53,205
Average Annual Return
Includes maximum sales charge through
12/31/99. Inception date of these classes is 01/01/99.
                                                                                                      w/o Sales
Share Class                                                                                              Charge
A                                                                                                        10.13%
B                                                                                                        11.52%
C                                                                                                         9.58%
PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN
INVESTMENT WILL FLUCTUATE AND INVESTMENTS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST.

ANNUAL COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SM&R BALANCED
FUND AT OFFERING PRICE, LIPPER BALANCED FUND INDEX AND THE S&P 500
AVERAGE ANNUAL RETURN
INCLUDES MAXIMUM SALES CHARGE OF 5.75%
THROUGH 12/31/99 FOR CLASS T SHARES
10 YEAR
5 YEAR
1 YEAR
                                                                                                  SM&R BALANCED FUND INDEX
1989                                                                                                                $9,426
1990                                                                                                                $9,556
1991                                                                                                               $11,900
1992                                                                                                               $12,256
1993                                                                                                               $13,028
1994                                                                                                               $13,223
1995                                                                                                               $16,170
1996                                                                                                               $18,089
1997                                                                                                               $21,248
1998                                                                                                               $24,191
1999                                                                                                               $27,060
Average Annual Return
Includes maximum sales charge through
12/31/99. Inception date of these classes is 01/01/99.
Share Class
A
PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN
INVESTMENT WILL FLUCTUATE AND INVESTMENTS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST.

SM&R Balanced Fund performance figures are historical and reflect reinvestment of all dividends and capital gains distributions and changes in net asset value. Returns for Class A, B and C will vary from Class T as shown above due to differences in expenses and sales charge structure. Average annual returns are based on the maximum sales charge and reinvestment of all dividends and capital gains. The maximum initial sales charge for Class A and C shares reflect the current maximum initial sales charges of 5.00% and 1.00%, respectively. Class B shares reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year declining to 1% in the fifth year, and is eliminated thereafter. A CDSC of 1.00% applies to redemption of Class C shares only within the first thirteen months or purchase.

SCHEDULE OF INVESTMENTS  December 31, 1999
--------------------------------------------------------------------------------
SM&R GROWTH FUND

COMMON STOCK                   SHARES        VALUE
AEROSPACE/DEFENSE--0.49%
Boeing Company                   28,000   $  1,163,750
AUTO & TRUCK MANUFACTURERS--1.30%
DaimlerChrysler AG                8,541        668,333
Ford Motor Company               24,800      1,325,250
General Motors Corporation       14,700      1,068,506
                                          ------------
                                             3,062,089
AUTO PARTS MANUFACTURERS--0.30%
Dana Corporation                 23,300        697,544
BANKS--4.32%
Bank of America
 Corporation                     40,000      2,007,500
Comerica, Incorporated           40,000      1,867,500
Morgan (J.P.) & Company          15,000      1,899,375
PNC Bank Corporation             30,000      1,335,000
U.S. Bancorp                     60,700      1,445,419
Wells Fargo Company              40,000      1,617,500
                                          ------------
                                            10,172,294
BEVERAGES--1.85%
Anheuser-Busch Companies,
 Incorporated                    37,000      2,622,375
Coca-Cola Company                30,000      1,747,500
                                          ------------
                                             4,369,875
CHEMICALS--1.48%
B.F.Goodrich Company             22,400        616,000
Hercules, Incorporated           30,600        852,975
Praxair, Incorporated            40,000      2,012,500
                                          ------------
                                             3,481,475
COMMUNICATIONS EQUIPMENT--5.87%
Lucent Technologies,
 Incorporated                    92,962      6,954,720
Nortel Networks
 Corporation                     68,000      6,868,000
                                          ------------
                                            13,822,720
COMPUTER RELATED--11.09%
Apple Computer,
 Incorporated*                   24,200      2,488,063
Cisco Systems,
 Incorporated*                   75,000      8,034,375
EMC Corporation*                 45,000      4,916,250
Sun Microsystems,
 Incorporated*                  138,200     10,701,862
                                          ------------
                                            26,140,550
COMPUTER SOFTWARE--16.10%
BMC Software,
 Incorporated*                   80,000      6,395,000
Microsoft Corporation*           98,000     11,441,500
Novell, Incorporated*           166,000      6,629,625
VERITAS Software
 Corporation*                    92,400     13,224,750
ZipLink, Incorporated*           20,000        250,000
                                          ------------
                                            37,940,875
COSMETICS & TOILETRIES--2.05%
Procter & Gamble Company         44,200      4,842,663

DIVERSIFIED--0.49%
COMMON STOCK                   SHARES        VALUE
Minnesota Mining and
 Manufacturing Company           11,900   $  1,164,712
DRUGS--1.14%
Merck & Company,
 Incorporated                    40,000      2,682,500
ELECTRICAL EQUIPMENT--5.08%
General Electric Company         63,000      9,749,250
Solectron Corporation*           23,300      2,216,413
                                          ------------
                                            11,965,663
EXPLORATION & DRILLING--0.96%
Global Marine,
 Incorporated*                   32,000        532,000
Kerr-McGee Corporation           13,000        806,000
Tidewater, Incorporated          17,000        612,000
Union Pacific Resources
 Group, Incorporated             25,408        323,952
                                          ------------
                                             2,273,952
FINANCIAL SERVICES--2.02%
American General
 Corporation                     20,000      1,517,500
Countrywide Credit
 Industries, Incorporated        44,000      1,111,000
Morgan Stanley, Dean
 Witter, Discover and
 Company                         15,000      2,141,250
                                          ------------
                                             4,769,750
FOOD PRODUCERS--3.50%
Bergen Brunswig
 Corporation (Class A)           82,500        685,781
IBP, Incorporated                58,000      1,044,000
Interstate Bakeries
 Corporation                     66,000      1,196,250
McCormick & Company,
 Incorporated                    58,000      1,725,500
Smithfield Foods,
 Incorporated*                   65,000      1,560,000
Universal Foods
 Corporation                    100,000      2,037,500
                                          ------------
                                             8,249,031
FOOD RETAILERS--1.35%
Albertson's, Incorporated        40,000      1,290,000
Safeway, Incorporated*           53,000      1,884,812
                                          ------------
                                             3,174,812
FURNITURE/APPLIANCE/TOOLS--0.85%
Black & Decker Corporation       38,200      1,995,950
HOMEBUILDING/SUPPLIES--0.29%
Centex Corporation               27,700        683,844
INSURANCE COMPANIES--4.16%
CIGNA Corporation                33,000      2,658,563
Citigroup, Incorporated         119,250      6,625,828
Conseco, Incorporated            28,800        514,800
                                          ------------
                                             9,799,191

SCHEDULE OF INVESTMENTS  December 31, 1999
--------------------------------------------------------------------------------
SM&R GROWTH FUND, CONTINUED

LEISURE TIME--0.54%
COMMON STOCK                   SHARES        VALUE
Brunswick Corporation            57,000   $  1,268,250
MEDIA-TV/RADIO/CABLE--1.63%
MediaOne Group,
 Incorporated*                   50,000      3,840,625
MEDICAL PRODUCTS & SUPPLIES--1.57%
Beckman Coulter,
 Incorporated                    18,000        915,750
Johnson & Johnson                30,000      2,793,750
                                          ------------
                                             3,709,500
MEDICAL SERVICES--0.54%
Aetna, Incorporated              23,000      1,283,687
MANUFACTURING-DIVERSIFIED--0.73%
Tyco International LTD           44,000      1,710,500
NATURAL GAS--1.73%
Enron Corporation                92,000      4,082,500
OIL DOMESTIC--1.42%
Unocal Corporation              100,000      3,356,250
OIL INTERNATIONAL--4.41%
BP Amoco p.l.c. ADR              60,000      3,558,750
Chevron Corporation              44,000      3,811,500
Royal Dutch Petroleum
 Company ADR                     50,000      3,021,875
                                          ------------
                                            10,392,125
RETAIL DISCOUNT--1.76%
Wal-Mart Stores,
 Incorporated                    60,000      4,147,500
RETAIL GENERAL--1.07%
Federated Department
 Stores, Incorporated*           37,000      1,870,812
J. C. Penney Company,
 Incorporated                    33,200        661,925
                                          ------------
                                             2,532,737
RETAIL SPECIALTY--0.86%
Group 1 Automotive,
 Incorporated*                   70,000        975,625
Loew's Companies,
 Incorporated                    17,500      1,045,625
                                          ------------
                                             2,021,250
SEMICONDUCTORS--2.34%
Intel Corporation                67,000      5,514,938
SPECIALTY PRINTING/SERVICES--0.56%
Banta Corporation                58,000      1,308,625
STEEL--1.16%
Allegheny Technologies,
 Incorporated                    26,500        594,594
LTV Corporation                 180,000        742,500
USX-U. S. Steel Group            42,000      1,386,000
                                          ------------
                                             2,723,094

TELECOM - LONG DISTANCE--3.06%
COMMON STOCK                   SHARES        VALUE
A T & T Corporation              62,100   $  3,151,575
MCI WorldCom Incorporated*       76,500      4,059,281
                                          ------------
                                             7,210,856
TELEPHONE--3.22%
Alltel Corporation               47,000      3,886,312
U S West, Incorporated New       51,365      3,698,280
                                          ------------
                                             7,584,592
TRUCKING & SHIPPING--0.63%
USFreightways Corporation        31,000      1,484,125
                                          ------------
             TOTAL COMMON STOCK--91.92%
                    (Cost $115,520,018)    216,624,394
                                          ------------

                                FACE
COMMERCIAL PAPER               AMOUNT
CHEMICALS--1.68%
Nalco Chemical Company,
 6.70%, 01/04/00             $3,968,000      3,965,783

FINANCIAL SERVICES--1.97%
Countrywide Home Loans
 Incorporated, 5.25%,
 01/07/00                     4,009,000      4,005,492
Penn Power & Light Energy
 Trust, 6.80%, 01/18/00         627,000        624,980
                                          ------------
                                             4,630,472
FOOD PRODUCERS--1.06%
ConAgra Incorporated,
 6.62%, 01/05/00              2,505,000      2,503,152
OIL SERVICES--1.51%
UOP, 7.50%, 01/06/00          3,570,000      3,566,274
UTILITY-MISCELLANEOUS--1.84%
Hawaiian Electric
 Industries Incorporated,
 7.50%, 01/12/00              2,384,000      2,378,532
Illinios Power Company,
 4.35%, 01/03/00              1,945,000      1,944,530
                                          ------------
                                             4,323,062
                                          ------------
          TOTAL COMMERCIAL PAPER--8.06%
                     (Cost $18,988,743)     18,988,743
                                          ------------
              TOTAL INVESTMENTS--99.98%
                    (Cost $134,508,761)    235,613,137
            CASH AND OTHER ASSETS, LESS
                     LIABILITIES--0.02%         47,166
                                          ------------
                    NET ASSETS--100.00%   $235,660,303
                                          ============
ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  December 31, 1999
--------------------------------------------------------------------------------
SM&R GROWTH FUND

ASSETS
Investments in securities, at value                           $235,613,137
Cash                                                                14,405
Prepaid Expenses                                                    53,640
Receivable for:
  Capital stock sold                                                12,429
  Dividends                                                        155,203
  Expense reimbursement                                              3,974
Other assets                                                        93,341
                                                              ------------
                                                TOTAL ASSETS   235,946,129
                                                              ------------
LIABILITIES
Capital stock reacquired                                           146,342
Accrued:
  Investment advisory fee                                           90,456
  Service fee                                                       41,936
  Distribution fee                                                   4,592
Other liabilities                                                    2,500
                                                              ------------
                                           TOTAL LIABILITIES       285,826
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $235,660,303
                                                              ============
NET ASSETS:
Class A                                                       $  3,775,728
--------------------------------------------------------------------------
Class B                                                       $  1,547,447
--------------------------------------------------------------------------
Class C                                                       $    133,707
--------------------------------------------------------------------------
Class T                                                       $230,203,421
--------------------------------------------------------------------------
  TOTAL NET ASSETS                                            $235,660,303
                                                              ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                   200,000,000
  Outstanding                                                      561,223
--------------------------------------------------------------------------
Class B:
  Authorized                                                   200,000,000
  Outstanding                                                      232,236
--------------------------------------------------------------------------
Class C:
  Authorized                                                   200,000,000
  Outstanding                                                       19,348
--------------------------------------------------------------------------
Class T:
  Authorized                                                   100,000,000
  Outstanding                                                   34,014,863
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $       6.73
  Offering price per share: (Net Assets value of $6.73 /
   95.00%)                                                    $       7.08
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $       6.66
--------------------------------------------------------------------------
Class C:
  Net asset value and redemption price per share              $       6.91
  Offering price per share: (Net Assets value of $6.91 /
   99.00%)                                                    $       6.98
--------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share              $       6.77
  Offering price per share: (Net Assets value of $6.77 /
   94.25%)                                                    $       7.18
--------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Year Ended December 31, 1999
--------------------------------------------------------------------------------
SM&R GROWTH FUND

INVESTMENT INCOME
Dividends                                                     $ 2,294,099
Interest                                                          409,683
                                                              -----------
                                     TOTAL INVESTMENT INCOME    2,703,782
EXPENSES
Investment advisory fees                                        1,005,753
Service fees                                                      464,872
Professional fees                                                  33,321
Custodian and transactions fees                                    80,519
Directors' fees                                                    22,657
Qualification fees                                                 46,347
Shareholder reporting expenses                                    100,839
Insurance expenses                                                 39,257
Distribution fees                                                   9,664
                                                              -----------
                                                NET EXPENSES    1,803,229
                                                              -----------
INVESTMENT INCOME--NET                                            900,553
                                                              -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                             10,640,352
  Change in unrealized appreciation of investments for the
   year                                                        35,737,960
                                                              -----------
NET GAIN ON INVESTMENTS                                        46,378,312
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $47,278,865
                                                              ===========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 YEAR ENDED DECEMBER 31,
                                                              -----------------------------
                                                                   1999            1998
                                                              --------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                       $    900,553    $  1,282,676
  Net realized gain on investments                               10,640,352       8,728,659
  Change in unrealized appreciation                              35,737,960      21,620,022
                                                               ------------    ------------
  Net increase in net assets resulting from operations           47,278,865      31,631,357
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                          (4,775)             --
    Class B                                                              --              --
    Class C                                                              --              --
    Class T                                                        (860,216)     (1,255,603)
Capital gains
    Class A                                                        (138,389)             --
    Class B                                                         (57,657)             --
    Class C                                                          (4,941)             --
    Class T                                                      (8,774,058)    (13,647,821)
                                                               ------------    ------------
    Total distributions to shareholders                          (9,840,036)    (14,903,424)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                       3,388,463              --
    Class B                                                       1,388,166              --
    Class C                                                         115,090              --
    Class T                                                      (9,779,453)      8,037,187
                                                               ------------    ------------
    Total net capital share transactions                         (4,887,734)      8,037,187
                                                               ------------    ------------
TOTAL INCREASE                                                   32,551,095      24,765,120
NET ASSETS
  Beginning of year                                             203,109,208     178,344,088
                                                               ------------    ------------
  End of year                                                  $235,660,303    $203,109,208
                                                               ============    ============

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

SM&R GROWTH FUND

                                                                                   CLASS T SHARES
                                                    -----------------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                    -----------------------------------------------------------------------------
                                                        1999            1998            1997            1996            1995
                                                    -------------   -------------   -------------   -------------   -------------
      Net Asset Value, Beginning of Year            $   5.69        $   5.24        $   4.95        $   4.39        $   3.83
      Investment income--net                            0.03            0.04            0.06            0.05            0.08
      Net realized and unrealized gain (loss) on
       investments                                      1.35            0.85            1.03            0.73            0.88
                                                    --------        --------        --------        --------        --------
                  Total from Investment Operations      1.38            0.89            1.09            0.78            0.96
      Less distributions from
        Investment income--net                         (0.03)          (0.04)          (0.06)          (0.05)          (0.08)
        Capital gains                                  (0.27)          (0.40)          (0.74)          (0.17)          (0.32)
                                                    --------        --------        --------        --------        --------
                               Total Distributions     (0.30)          (0.44)          (0.80)          (0.22)          (0.40)
                                                    --------        --------        --------        --------        --------
      Net Asset Value, End of Year                  $   6.77        $   5.69        $   5.24        $   4.95        $   4.39
                                                    ========        ========        ========        ========        ========
                                    Total Return *     24.49 %         18.35 %         22.24 %         17.64 %         25.20 %
                                                    ========        ========        ========        ========        ========
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)       $230,203        $203,109        $178,344        $152,758        $134,821
      Ratio of expenses to average net assets           0.87 %          0.85 %          0.96 %          1.15 %          0.98 %
      Ratio of net investment income to average
       net assets                                       0.44 %          0.69 %          1.03 %          1.02 %          1.67 %
      Portfolio turnover rate                          16.13 %         27.31 %         46.79 %         18.72 %         37.00 %

                                                                     CLASS A SHARES     CLASS B SHARES     CLASS C SHARES
                                                                    ----------------   ----------------   ----------------
                                                                      PERIOD FROM        PERIOD FROM        PERIOD FROM
                                                                    JANUARY 1, 1999    JANUARY 1, 1999    JANUARY 1, 1999
                                                                           TO                 TO                 TO
                                                                      DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                                    ----------------   ----------------   ----------------
                                                                          1999               1999               1999
                                                                    ----------------   ----------------   ----------------
      Net Asset Value, Beginning of Year                              $ 5.69             $ 5.69             $ 5.69
      Investment income--net                                            0.01               0.00               0.00
      Net realized and unrealized gain (loss) on investments            1.30               1.24               1.49
                                                                      ------             ------             ------
                                  Total from Investment Operations      1.31               1.24               1.49
      Less distributions from
        Investment income--net                                            --                 --                 --
        Capital gains                                                  (0.27)             (0.27)             (0.27)
                                                                      ------             ------             ------
                                               Total Distributions     (0.27)             (0.27)             (0.27)
                                                                      ------             ------             ------
      Net Asset Value, End of Year                                    $ 6.73             $ 6.66             $ 6.91
                                                                      ======             ======             ======
                                                    Total Return *     23.45 %            22.04 %            26.44 %
                                                                      ======             ======             ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)                         $3,776             $1,547             $  134
      Ratio of expenses to average net assets                           1.51 %             2.01 %             2.26 %
      Ratio of net investment income to average net assets             (0.19)%            (0.69)%            (0.94)%
      Portfolio turnover rate                                          16.13 %            16.13 %            16.13 %

*   Does not include the effect of sales charge.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 1999
--------------------------------------------------------------------------------
SM&R EQUITY INCOME FUND

COMMON STOCK                   SHARES        VALUE
AEROSPACE/DEFENSE--0.39%
Boeing Company                   18,600   $    773,063

AUTO & TRUCK MANUFACTURERS--3.75%
Ford Motor Company              100,381      5,364,110
General Motors Corporation       28,000      2,035,250
                                          ------------
                                             7,399,360
AUTO PARTS MANUFACTURERS--0.35%
Dana Corporation                 23,000        688,562

BANKS--6.67%
Bank of America
 Corporation                     60,000      3,011,250
Comerica, Incorporated           34,500      1,610,719
Morgan (J.P.) & Company           9,500      1,202,938
PNC Bank Corporation             33,400      1,486,300
U.S. Bancorp                    121,400      2,890,837
Wells Fargo Company              73,500      2,972,156
                                          ------------
                                            13,174,200
BEVERAGES--1.80%
Anheuser-Busch Companies,
 Incorporated                    50,000      3,543,750

CHEMICALS--2.60%
B.F. Goodrich Company            75,000      2,062,500
Hercules, Incorporated           32,600        908,725
Praxair, Incorporated            43,000      2,163,438
                                          ------------
                                             5,134,663
DIVERSIFIED--0.39%
Minnesota Mining and
 Manufacturing Company*           7,900        773,212

DRUGS--2.57%
Schering-Plough
 Corporation                    120,000      5,062,500

ELECTRIC POWER--1.83%
Constellation Energy Group       26,300        762,700
DTE Energy Company               65,000      2,039,375
UtiliCorp United,
 Incorporated                    42,000        816,375
                                          ------------
                                             3,618,450
ELECTRONICS/INSTRUMENTS--0.67%
Raytheon Company
 (Class B)                       50,000      1,328,125

EXPLORATION & DRILLING--2.17%
Kerr-McGee Corporation           27,200      1,686,400
Tidewater, Incorporated          40,000      1,440,000
Transocean Sedco Forex
 Incorporated*                   11,616        391,314
Union Pacific Resources
 Group, Incorporated             60,000        765,000
                                          ------------
                                             4,282,714
FINANCIAL SERVICES--3.25%
Morgan Stanley, Dean
 Witter, Discover and
 Company                         45,000      6,423,750

COMMON STOCK                   SHARES        VALUE
FOODS PRODUCERS--3.68%
Bergen Brunswing
 Corporation (Class A)          112,500   $    935,156
ConAgra, Incorporated            40,000        902,500
Interstate Bakeries
 Corporation                     73,000      1,323,125
McCormick & Company,
 Incorporated                    70,000      2,082,500
Universal Foods
 Corporation                     99,600      2,029,350
                                          ------------
                                             7,272,631
FOODS RETAILERS--0.90%
Albertson's, Incorporated        55,000      1,773,750

FURNITURE/APPLIANCES--3.04%
Black & Decker Corporation       40,000      2,090,000
Whirlpool Corporation            60,000      3,903,750
                                          ------------
                                             5,993,750
INSURANCE--5.22%
CIGNA Corporation                36,600      2,948,588
Citigroup, Incorporated         122,250      6,792,516
Conseco, Incorporated            31,100        555,912
                                          ------------
                                            10,297,016
LEISURE TIME--0.71%
Brunswick Corporation            63,200      1,406,200

MACHINERY & EQUIPMENT--2.20%
Deere & Company                 100,000      4,337,500

MEDICAL PRODUCTS & SUPPLIES--2.39%
Abbott Laboratories             130,000      4,720,625

METALS & MINING--1.07%
Phelps Dodge Corporation         31,500      2,114,438

NATURAL GAS--2.20%
Enron Corporation                98,000      4,348,750

OIL INTERNATIONAL--9.44%
BP Amoco p.l.c. ADR              47,110      2,794,212
Chevron Corporation              30,000      2,598,750
Exxon Corporation                40,000      3,222,500
Royal Dutch Petroleum
 Company ADR                     66,700      4,031,181
Schlumberger Limited             60,000      3,375,000
Texaco, Incorporated             48,000      2,607,000
                                          ------------
                                            18,628,643
PAPER/FOREST PRODUCTS--0.69%
Glatfelter (P.H.) Company        94,000      1,368,875

PHOTOGRAPHY/IMAGING--0.60%
Xerox Corporation                52,000      1,179,750

PRINTING & PUBLISHING--0.70%
Deluxe Corporation               50,000      1,371,875

SCHEDULE OF INVESTMENTS  December 31, 1999
--------------------------------------------------------------------------------
SM&R EQUITY INCOME FUND, CONTINUED

COMMON STOCK                   SHARES        VALUE
REAL ESTATE/REITS--3.15%
CenterPoint Properties
 Corporation                     63,000   $  2,260,125
Crescent Real Estate
 Equities Company                65,000      1,194,375
Hospitality Properties
 Trust                           50,000        953,125
Liberty Trust Properties         75,000      1,818,750
                                          ------------
                                             6,226,375
RETAIL GENERAL--0.67%
J. C. Penney Company,
 Incorporated                    66,400      1,323,850

RETAIL SPECIALTY--0.39%
Loew's Companies,
 Incorporated                    13,000        776,750

SPECIALTY PRINTING/SERVICES--0.72%
Banta Corporation                63,000      1,421,437

STEEL--1.56%
Allegheny Technologies,
 Incorporated                    30,000        673,125
LTV Corporation                 200,000        825,000
USX-U. S. Steel Group            48,000      1,584,000
                                          ------------
                                             3,082,125
TELECOM - CELLULAR--2.15%
GTE Corporation                  60,000      4,233,750

TELECOM - LONG DISTANCE--2.96%
A T & T Corporation              41,400      2,101,050
MCI WorldCom Incorporated*       70,650      3,748,866
                                          ------------
                                             5,849,916
TELEPHONE UTILITY--3.96%
Alltel Corporation               51,000      4,217,062
US West, Incorporated New        50,000      3,600,000
                                          ------------
                                             7,817,062
TOBACCO--1.17%
Nabisco Group Holdings
 Corporation                     41,248        438,260
R.J. Reynolds Tobacco
 Holdings, Incorporated          13,749        242,326
UST, Incorporated                65,000      1,637,187
                                          ------------
                                             2,317,773
TRANSPORT, TRUCKING & SHIPPING--0.83%
USFreightways Corporation        34,000      1,627,750
                                          ------------
             TOTAL COMMON STOCK--76.84%
                    (Cost $112,125,558)    151,692,940
                                          ------------

                                FACE
COMMERCIAL PAPER               AMOUNT        VALUE

BEVERAGES--3.12%
Whitman Corporation,
 6.60%, 01/03/00             $1,173,000   $  1,172,568
Whitman Corporation,
 7.00%, 01/21/00              5,000,000      4,980,495
                                          ------------
                                             6,153,063
COMMUNICATION EQUIPMENT--1.09%
Cox Enterprises
 Incorporated, 6.70%,
 01/20/00                     2,161,000      2,153,333

CONSTRUCTION--1.38%
Centex Corporation, 6.70%,
 1/14/00                      2,723,000      2,716,391

CONTAINERS--0.79%
Crown Cork & Seal Company,
 Incorporated, 6.47%,
 01/05/00                     1,571,000      1,569,865

FINANCIAL SERVICES--9.10%
Countrywide Home Loans
 Incorporated, 5.35%,
 01/12/00                     4,796,000      4,788,159
Kerr-McGee Credit
 Corporation, 6.25%,
 01/13/00                     1,071,000      1,068,723
PS Colorado Credit
 Corporation, 7.40%,
 01/07/00                     4,748,000      4,742,139
Penn Power & Light Energy
 Trust, 6.20%, 01/18/00       2,775,000      2,766,682
SAFECO Credit Company
 Incorporated, 6.00%,
 02/11/00                     4,632,000      4,600,337
                                          ------------
                                            17,966,040
FOOD RETAILERS--1.49%
Safeway, Incorporated,
 7.22%, 01/04/00              2,935,000      2,933,231

FURNITURE/APPLIANCES--0.34%
Maytag Corporation, 6.37%,
 01/11/00                       676,000        674,799

OIL SERVICES--3.40%
UOP, 7.50%, 01/06/00          6,719,000      6,711,988

RETAIL-SPECIALTY--0.10%
Mattel, Incorporated,
 6.80%, 01/18/00                200,000        199,356

TRUCKING & SHIPPING--1.34%
Ryder System Incorporated,
 6.40%, 01/10/00              2,649,000      2,644,732

SCHEDULE OF INVESTMENTS  December 31, 1999
--------------------------------------------------------------------------------
SM&R EQUITY INCOME FUND, CONTINUED

UTILITY - MISCELLANEOUS--0.93%
                                FACE
COMMERCIAL PAPER               AMOUNT        VALUE
Equitable Resources
 Incorporated, 6.00%,
 02/17/00                    $1,844,000   $  1,829,548
                                          ------------
         TOTAL COMMERCIAL PAPER--23.08%
                     (Cost $45,552,346)     45,552,346
                                          ------------
              TOTAL INVESTMENTS--99.92%
                    (Cost $157,677,904)    197,245,286
            CASH AND OTHER ASSETS, LESS
                     LIABILITIES--0.08%        163,450
                                          ------------
                    NET ASSETS--100.00%   $197,408,736
                                          ============
ABBREVIATIONS
ADR--American Depository Receipt
REIT--Real Estate Investment Trust
*--Non-income producing securities

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  December 31, 1999
--------------------------------------------------------------------------------
SM&R EQUITY INCOME FUND

ASSETS
Investments in securities, at value                           $197,245,286
Cash                                                                16,747
Prepaid Expenses                                                    55,738
Receivable for:
  Capital stock sold                                                 2,079
  Dividends                                                        296,411
  Expense reimbursement                                              4,578
Other assets                                                        62,725
                                                              ------------
                                                TOTAL ASSETS   197,683,564
                                                              ------------
LIABILITIES
Capital stock reacquired                                           107,904
Accrued:
  Investment advisory fee                                          115,673
  Service fee                                                       37,939
  Distribution fee                                                  10,812
Other liabilities                                                    2,500
                                                              ------------
                                           TOTAL LIABILITIES       274,828
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $197,408,736
                                                              ============
NET ASSETS:
Class A                                                       $  4,802,233
--------------------------------------------------------------------------
Class B                                                       $  4,342,642
--------------------------------------------------------------------------
Class C                                                       $    275,457
--------------------------------------------------------------------------
Class T                                                       $187,988,404
--------------------------------------------------------------------------
  TOTAL NET ASSETS                                            $197,408,736
                                                              ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                   200,000,000
  Outstanding                                                      193,714
--------------------------------------------------------------------------
Class B:
  Authorized                                                   200,000,000
  Outstanding                                                      178,102
--------------------------------------------------------------------------
Class C:
  Authorized                                                   200,000,000
  Outstanding                                                       11,065
--------------------------------------------------------------------------
Class T:
  Authorized                                                    50,000,000
  Outstanding                                                    7,429,380
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $      24.79
  Offering price per share: (Net Assets value of $24.79 /
   95.00%)                                                    $      26.09
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $      24.38
--------------------------------------------------------------------------
Class C:
  Net asset value and redemption price per share              $      24.90
  Offering price per share: (Net Assets value of $24.90 /
   99.00%)                                                    $      25.15
--------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share              $      25.30
  Offering price per share: (Net Assets value of $25.30 /
   94.25%)                                                    $      26.84
--------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Year Ended December 31, 1999
--------------------------------------------------------------------------------
SM&R EQUITY INCOME FUND

INVESTMENT INCOME
Dividends                                                     $  5,104,491
Interest                                                         1,309,618
                                                              ------------
                                     TOTAL INVESTMENT INCOME     6,414,109
EXPENSES
Investment advisory fees                                         1,468,951
Service fees                                                       479,149
Professional fees                                                   24,223
Custodian and transactions fees                                     81,957
Directors' fees                                                     22,657
Qualification fees                                                  47,892
Shareholder reporting expenses                                      57,593
Insurance expenses                                                  44,628
Distribution fees                                                   24,635
                                                              ------------
                                                NET EXPENSES     2,251,685
                                                              ------------
INVESTMENT INCOME--NET                                           4,162,424
                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                              14,349,426
  Change in unrealized depreciation of investments for the
   year                                                        (21,207,921)
                                                              ------------
NET GAIN (LOSS) ON INVESTMENTS                                  (6,858,495)
                                                              ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ (2,696,071)
                                                              ============

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 YEAR ENDED DECEMBER 31,
                                                              -----------------------------
                                                                   1999            1998
                                                              --------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                       $  4,162,424    $  4,709,723
  Net realized gain on investments                               14,349,426       7,281,961
  Change in unrealized appreciation (depreciation)              (21,207,921)     11,740,055
                                                               ------------    ------------
  Net increase (decrease) in net assets resulting from
   operations                                                    (2,696,071)     23,731,739
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                         (78,842)             --
    Class B                                                         (70,041)             --
    Class C                                                          (3,669)             --
    Class T                                                      (3,930,511)     (4,712,876)
  Capital gains
    Class A                                                        (275,259)             --
    Class B                                                        (286,638)             --
    Class C                                                         (17,868)             --
    Class T                                                     (12,377,832)    (10,909,343)
                                                               ------------    ------------
    Total distributions to shareholders                         (17,040,660)    (15,622,219)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                       5,364,444              --
    Class B                                                       4,939,043              --
    Class C                                                         313,991              --
    Class T                                                     (12,451,982)     12,183,537
                                                               ------------    ------------
    Total net capital share transactions                         (1,834,504)     12,183,537
                                                               ------------    ------------
TOTAL INCREASE                                                  (21,571,235)     20,293,057
NET ASSETS
  Beginning of year                                             218,979,971     198,686,914
                                                               ------------    ------------
  End of year                                                  $197,408,736    $218,979,971
                                                               ============    ============

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

SM&R EQUITY INCOME FUND

                                                                                  CLASS T SHARES
                                                   -----------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                   -----------------------------------------------------------------------------
                                                       1999            1998            1997            1996            1995
                                                   -------------   -------------   -------------   -------------   -------------
      Net Asset Value, Beginning of Year           $  28.02        $  26.99        $  25.05        $  22.59        $  18.90
      Investment income--net                           0.54            0.62            0.63            0.58            0.62
      Net realized and unrealized gain (loss) on
       investments                                    (0.96)           2.50            4.96            3.10            4.82
                                                   --------        --------        --------        --------        --------
                 Total from Investment Operations     (0.42)           3.12            5.59            3.68            5.44
      Less distributions from
        Investment income--net                        (0.54)          (0.62)          (0.64)          (0.58)          (0.63)
        Capital gains                                 (1.76)          (1.47)          (3.01)          (0.64)          (1.12)
                                                   --------        --------        --------        --------        --------
                              Total Distributions     (2.30)          (2.09)          (3.65)          (1.22)          (1.75)
                                                   --------        --------        --------        --------        --------
      Net Asset Value, End of Year                 $  25.30        $  28.02        $  26.99        $  25.05        $  22.59
                                                   ========        ========        ========        ========        ========
                                   Total Return *     (1.39)%         12.11 %         22.72 %         16.46 %         29.12 %
                                                   ========        ========        ========        ========        ========
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)      $187,988        $218,980        $198,687        $165,786        $141,058
      Ratio of expenses to average net assets          1.05 %          1.01 %          1.05 %          1.10 %          1.12 %
      Ratio of net investment income to average
       net assets                                      1.94 %          2.22 %          2.28 %          2.42 %          2.89 %
      Portfolio turnover rate                          9.81 %         19.29 %         39.14 %         27.07 %         44.00 %

                                                                    CLASS A SHARES     CLASS B SHARES     CLASS C SHARES
                                                                   ----------------   ----------------   ----------------
                                                                     PERIOD FROM        PERIOD FROM        PERIOD FROM
                                                                   JANUARY 1, 1999    JANUARY 1, 1999    JANUARY 1, 1999
                                                                          TO                 TO                 TO
                                                                     DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                                   ----------------   ----------------   ----------------
                                                                         1999               1999               1999
                                                                   ----------------   ----------------   ----------------
      Net Asset Value, Beginning of Year                             $28.02             $28.02             $28.02
      Investment income--net                                           0.58               0.47               0.38
      Net realized and unrealized gain (loss) on investments          (1.47)             (1.88)             (1.36)
                                                                     ------             ------             ------
                                 Total from Investment Operations     (0.89)             (1.41)             (0.98)
      Less distributions from
        Investment income--net                                        (0.58)             (0.47)             (0.38)
        Capital gains                                                 (1.76)             (1.76)             (1.76)
                                                                     ------             ------             ------
                                              Total Distributions     (2.34)             (2.23)             (2.14)
                                                                     ------             ------             ------
      Net Asset Value, End of Year                                   $24.79             $24.38             $24.90
                                                                     ======             ======             ======
                                                   Total Return *     (3.01)%            (4.86)%            (3.32)%
                                                                     ======             ======             ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)                        $4,802             $4,343             $  275
      Ratio of expenses to average net assets                          1.51 %             2.01 %             2.26 %
      Ratio of net investment income to average net assets             1.53 %             1.03 %             0.78 %
      Portfolio turnover rate                                          9.81 %             9.81 %             9.81 %

*   Does not include the effect of sales charge.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 1999
--------------------------------------------------------------------------------
SM&R BALANCED FUND

COMMON STOCK                    SHARES        VALUE
AEROSPACE/DEFENSE--0.28%
Boeing Company                     2,200   $    91,437
AUTO & TRUCK MANUFACTURERS--1.19%
Ford Motor Company                 3,300       176,344
General Motors Corporation         3,000       218,062
                                           -----------
                                               394,406
AUTO PARTS MANUFACTURERS--0.19%
Dana Corporation                   2,100        62,869

BANKS--2.59%
Bank of America Corporation        5,000       250,937
Comerica, Incorporated             3,750       175,078
PNC Bank Corporation               3,200       142,400
U.S. Bancorp                       5,300       126,206
Wells Fargo Company                4,000       161,750
                                           -----------
                                               856,371
BEVERAGES--0.64%
Anheuser-Busch Companies,
 Incorporated                      3,000       212,625

CHEMICALS--1.03%
B.F.Goodrich Company               3,136        86,240
Hercules, Incorporated             2,800        78,050
Praxair, Incorporated              3,500       176,094
                                           -----------
                                               340,384
COMMUNICATIONS EQUIPMENT--2.41%
Lucent Technologies,
 Incorporated                      6,600       493,762
Nortel Networks Corporation        3,000       303,000
                                           -----------
                                               796,762
COMPUTER RELATED--7.03%
Cisco Systems, Incorporated*       6,000       642,750
EMC Corporation*                   6,600       721,050
Sun Microsystems,
 Incorporated*                    12,400       960,225
                                           -----------
                                             2,324,025
COMPUTER SOFTWARE--6.40%
Microsoft Corporation*             6,700       782,225
Novell, Incorporated*              7,200       287,550
VERITAS Software
 Corporation*                      7,300     1,044,813
                                           -----------
                                             2,114,588
COSMETICS & TOILETRIES--1.96%
Procter & Gamble Company           5,900       646,419

DIVERSIFIED--0.27%
Minnesota Mining and
 Manufacturing Company               900        88,087

DRUGS--2.41%
Warner-Lambert Company             9,700       794,794


ELECTRICAL EQUIPMENT--3.48%
COMMON STOCK                    SHARES        VALUE
General Electric Company           5,400   $   835,650
Solectron Corporation*             3,300       313,913
                                           -----------
                                             1,149,563
ELECTRIC POWER--0.75%
Allegheny Energy,
 Incorporated                      2,100        56,569
DTE Energy Company                 4,000       125,500
UtiliCorp United,
 Incorporated                      3,450        67,059
                                           -----------
                                               249,128
EXPLORATION & DRILLING--0.85%
Global Marine, Incorporated*       2,800        46,550
Kerr-McGee Corporation             1,200        74,400
Tidewater, Incorporated            1,500        54,000
Union Pacific Resources
 Group, Incorporated               8,393       107,011
                                           -----------
                                               281,961
FINANCIAL SERVICES--1.56%
American General Corporation       1,800       136,575
Countrywide Credit
 Industries, Incorporated          6,000       151,500
Morgan Stanley, Dean Witter,
 Discover and Company              1,600       228,400
                                           -----------
                                               516,475
FOOD PRODUCERS--1.94%
Bergen Brunswig Corporation
 (Class A)                        11,500        95,594
IBP, Incorporated                  5,500        99,000
Interstate Bakeries
 Corporation                       9,000       163,125
Smithfield Foods,
 Incorporated*                     5,000       120,000
Universal Foods Corporation        8,000       163,000
                                           -----------
                                               640,719
FOOD RETAILERS--1.09%
Albertson's, Incorporated          3,100        99,975
Safeway, Incorporated*             7,300       259,606
                                           -----------
                                               359,581
HOMEBUILDING/SUPPLIES--0.16%
Centex Corporation                 2,200        54,312

INSURANCE COMPANIES--2.72%
CIGNA Corporation                  3,000       241,688
Citigroup, Incorporated           10,500       583,406
Conseco, Incorporated              4,200        75,075
                                           -----------
                                               900,169
LEISURE TIME--0.34%
Brunswick Corporation              5,000       111,250

MEDIA-TV/RADIO/CABLE--1.21%
MediaOne Group,
 Incorporated*                     5,200       399,425

SCHEDULE OF INVESTMENTS  December 31, 1999
--------------------------------------------------------------------------------
SM&R BALANCED FUND, CONTINUED

MEDICAL PRODUCTS & SUPPLIES--1.67%
COMMON STOCK                    SHARES        VALUE
Beckman Coulter,
 Incorporated                      1,700   $    86,488
Johnson & Johnson                  5,000       465,625
                                           -----------
                                               552,113
MEDICAL SERVICES--0.36%
Aetna, Incorporated                2,100       117,206

MANUFACTURING-DIVERSIFIED--0.67%
Tyco International LTD             5,700       221,587

NATURAL GAS--1.07%
Enron Corporation                  8,000       355,000

OIL INTERNATIONAL--3.51%
BP Amoco p.l.c. ADR                5,292       313,882
Chevron Corporation                4,400       381,150
Royal Dutch Petroleum
 Company ADR                       7,700       465,369
                                           -----------
                                             1,160,401
RETAIL GENERAL--0.63%
Federated Department Stores,
 Incorporated*                     3,000       151,688
J. C. Penney Company,
 Incorporated                      2,800        55,825
                                           -----------
                                               207,513
RETAIL SPECIALTY--0.27%
Loew's Companies,
 Incorporated                      1,500        89,625

SEMICONDUCTORS--1.40%
Intel Corporation                  5,600       460,950

SPECIALTY PRINTING/SERVICES--0.51%
Banta Corporation                  5,500       124,094
Toys 'R' Us, Incorporated*         3,000        42,937
                                           -----------
                                               167,031
STEEL--0.73%
Allegheny Technologies,
 Incorporated                      2,000        44,875
LTV Corporation                   16,000        66,000
USX-U. S. Steel Group              4,000       132,000
                                           -----------
                                               242,875
TELECOM - CELLULAR--0.85%
GTE Corporation                    4,000       282,250
TELECOM - LONG DISTANCE--1.80%
A T & T Corporation                4,800       243,600
MCI WorldCom Incorporated*         6,600       350,213
                                           -----------
                                               593,813
TELEPHONE--2.26%
Alltel Corporation                 4,400       363,825
US West, Incorporated New          5,342       384,624
                                           -----------
                                               748,449

TRUCKING & SHIPPING--0.39%
COMMON STOCK                    SHARES        VALUE
USFreightways Corporation          2,700   $   129,262
                                           -----------
              TOTAL COMMON STOCK--56.62%
                      (Cost $10,614,193)    18,713,425
                                           -----------
                                 FACE
BONDS AND NOTES                 AMOUNT
AUTO & TRUCK MANUFACTURERS--1.49%
DaimlerChrysler North
 America, 7.20%, 09/01/09     $  500,000       490,903

BANKS--1.35%
Morgan (J.P.) & Company,
 Incorporated, 6.00%,
 01/15/09                        500,000       447,087

GOVERNMENT AGENCIES--10.37%
Federal Home Loan Mortgage
 Corporation, 7.00%,
 09/15/07                      1,000,000       991,970
Federal Home Loan Mortgage
 Corporation, Pool #302886,
 8.00%, 05/01/17                  16,023        16,179
Federal Home Loan Mortgage
 Corporation, Pool #298759,
 8.00%, 08/01/17                  98,493        99,454
Federal Home Loan Mortgage
 Corporation, Pool #284839,
 8.50%, 01/01/17                  29,627        30,371
Federal National Mortgage
 Association, 7.55%,
 04/22/02                        685,000       698,425
Federal National Mortgage
 Association, 7.70%,
 04/10/07                      1,500,000     1,473,305
Federal National Mortgage
 Association, Pool #041669,
 8.00%, 02/01/17                  17,334        17,543
Federal National Mortgage
 Association, Pool #48974,
 8.00%, 06/01/17                  99,766       101,010
                                           -----------
                                             3,428,257
REAL ESTATE/REITS--1.42%
Weingarten Realty Investors,
 7.35%, 07/20/09                 500,000       469,293

U S TREASURY SECURITIES--9.48%
U S Treasury Bond, 6.000%,
 02/15/26                      2,350,000     2,149,517
U S Treasury Note, 5.875%,
 02/15/04                      1,000,000       983,438
                                           -----------
                                             3,132,955
                                           -----------
           TOTAL BONDS AND NOTES--24.11%
                       (Cost $7,896,541)     7,968,495
                                           -----------

SCHEDULE OF INVESTMENTS  December 31, 1999
--------------------------------------------------------------------------------
SM&R BALANCED FUND, CONTINUED

AEROSPACE/DEFENSE--2.96%
                                 FACE
COMMERCIAL PAPER                AMOUNT        VALUE
Litton Industries
 Incorporated, 5.50%,
 01/06/00                     $  980,000   $   979,251

BEVERAGES--2.25%
Whitman Corporation, 6.60%,
 01/03/00                        745,000       744,726

CHEMICALS--2.55%
Nalco Chemical Company,
 6.70%, 01/04/00                 842,000       841,530

FINANCIAL SERVICES--7.96%
Countrywide Home Loans
 Incorporated, 5.25%,
 01/07/00                      1,508,000     1,506,680
Penn Power & Light Energy
 Trust, 6.80%, 01/18/00        1,128,000     1,124,366
                                           -----------
                                             2,631,046

FOOD PRODUCERS--2.49%
ConAgra, Incorporated,
 6.62%, 01/05/00                 822,000       821,393
                                           -----------
          TOTAL COMMERCIAL PAPER--18.21%
                       (Cost $6,017,946)     6,017,946
                                           -----------
               TOTAL INVESTMENTS--98.94%
                      (Cost $24,528,680)    32,699,866
             CASH AND OTHER ASSETS, LESS
                      LIABILITIES--1.06%       349,733
                                           -----------
                     NET ASSETS--100.00%   $33,049,599
                                           ===========
ABBREVIATIONS
ADR--American Depository Receipt
REIT--Real Estate Investment Trust
*--Non-income producing securities

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  December 31, 1999
--------------------------------------------------------------------------------
SM&R BALANCED FUND

ASSETS
Investments in securities, at value                           $32,699,866
Cash                                                                  953
Prepaid Expenses                                                   25,699
Receivable for:
  Capital stock sold                                              162,773
  Investment securities sold                                        1,643
  Dividends                                                        13,981
  Interest                                                        156,291
  Expense reimbursement                                             2,940
Other assets                                                       19,092
                                                              ---------------
                                                TOTAL ASSETS   33,083,238
                                                              ---------------
LIABILITIES
Capital stock reacquired                                            2,500
Accrued:
  Investment advisory fee                                          20,455
  Service fee                                                       6,818
  Distribution fee                                                  2,866
Other liabilities                                                   1,000
                                                              ---------------
                                           TOTAL LIABILITIES       33,639
                                                              ---------------
               NET ASSETS (applicable to shares outstanding)  $33,049,599
                                                              ===============
NET ASSETS:
Class A                                                       $ 1,776,531
-----------------------------------------------------------------------------
Class B                                                       $ 1,118,515
-----------------------------------------------------------------------------
Class C                                                       $     8,488
-----------------------------------------------------------------------------
Class T                                                       $30,146,065
-----------------------------------------------------------------------------
  TOTAL NET ASSETS                                            $33,049,599
                                                              ===============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                  200,000,000
  Outstanding                                                      87,511
-----------------------------------------------------------------------------
Class B:
  Authorized                                                  200,000,000
  Outstanding                                                      54,193
-----------------------------------------------------------------------------
Class C:
  Authorized                                                  200,000,000
  Outstanding                                                         419
-----------------------------------------------------------------------------
Class T:
  Authorized                                                   50,000,000.000
  Outstanding                                                   1,458,601
-----------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $     20.30
  Offering price per share: (Net Assets value of $20.30 /
   95.00%)                                                    $     21.37
-----------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $     20.64
-----------------------------------------------------------------------------
Class C:
  Net asset value and redemption price per share              $     20.25
  Offering price per share: (Net Assets value of $20.25 /
   99.00%)                                                    $     20.45
-----------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share              $     20.67
  Offering price per share: (Net Assets value of $20.67 /
   94.25%)                                                    $     21.93
-----------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Year Ended December 31, 1999
--------------------------------------------------------------------------------
SM&R BALANCED FUND

INVESTMENT INCOME
Dividends                                                     $  249,571
Interest                                                         764,019
                                                              ----------
                                     TOTAL INVESTMENT INCOME   1,013,590
EXPENSES
Investment advisory fees                                         222,265
Service fees                                                      74,100
Professional fees                                                 12,100
Custodian and transactions fees                                   27,171
Directors' fees                                                   22,661
Qualification fees                                                34,729
Shareholder reporting expenses                                    15,990
Insurance expenses                                                 7,669
Distribution fees                                                  6,054
                                                              ----------
                                              TOTAL EXPENSES     422,739
                                    LESS EXPENSES REIMBURSED     (45,768)
                                                              ----------
                                                NET EXPENSES     376,971
                                                              ----------
INVESTMENT INCOME--NET                                           636,619
                                                              ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                             1,497,455
  Change in unrealized appreciation of investments for the
   year                                                        1,358,236
                                                              ----------
NET GAIN ON INVESTMENTS                                        2,855,691
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $3,492,310
                                                              ==========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                YEAR ENDED DECEMBER 31,
                                                              ----------------------------
                                                                   1999           1998
                                                              --------------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                       $   636,619     $   682,321
  Net realized gain on investments                               1,497,455         482,000
  Change in unrealized appreciation                              1,358,236       2,417,733
                                                               -----------     -----------
  Net increase in net assets resulting from operations           3,492,310       3,582,054
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                        (33,803)             --
    Class B                                                        (17,701)             --
    Class C                                                            (82)             --
    Class T                                                       (597,705)       (663,775)
  Capital gains
    Class A                                                        (65,054)             --
    Class B                                                        (39,133)             --
    Class C                                                           (200)             --
    Class T                                                     (1,121,320)       (908,074)
                                                               -----------     -----------
    Total distributions to shareholders                         (1,874,998)     (1,571,849)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                      1,735,203              --
    Class B                                                      1,087,152              --
    Class C                                                          8,444              --
    Class T                                                       (765,616)      1,518,827
                                                               -----------     -----------
    Total net capital share transactions                         2,065,183       1,518,827
                                                               -----------     -----------
TOTAL INCREASE                                                   3,682,495       3,529,032
NET ASSETS
  Beginning of year                                             29,367,104      25,838,072
                                                               -----------     -----------
  End of year                                                  $33,049,599     $29,367,104
                                                               ===========     ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

SM&R BALANCED FUND

                                                                                     CLASS T SHARES
                                                        ------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                        ------------------------------------------------------------------------
                                                            1999           1998           1997           1996           1995
                                                        ------------   ------------   ------------   ------------   ------------
      Net Asset Value, Beginning of Year                $ 19.63        $ 18.32        $ 17.90        $ 16.85        $ 14.32
      Investment income--net                               0.42           0.48           0.57           0.49           0.49
      Net realized and unrealized gain (loss) on
       investments                                         1.84           1.96           2.50           1.48           2.67
                                                        -------        -------        -------        -------        -------
                      Total from Investment Operations     2.26           2.44           3.07           1.97           3.16
      Less distributions from
        Investment income--net                            (0.42)         (0.47)         (0.59)         (0.49)         (0.49)
        Capital gains                                     (0.80)         (0.66)         (2.06)         (0.43)         (0.14)
                                                        -------        -------        -------        -------        -------
                                   Total Distributions    (1.22)         (1.13)         (2.65)         (0.92)         (0.63)
                                                        -------        -------        -------        -------        -------
      Net Asset Value, End of Year                      $ 20.67        $ 19.63        $ 18.32        $ 17.90        $ 16.85
                                                        =======        =======        =======        =======        =======
                                        Total Return *    11.87 %        13.83 %        17.46 %        11.86 %        22.29 %
                                                        =======        =======        =======        =======        =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)           $30,146        $29,367        $25,838        $23,188        $21,757
      Ratio of expenses with reimbursement to average
       net assets                                          1.25 %         1.25 %         1.26 %         1.21 %         1.26 %
      Ratio of expenses without reimbursement to
       average net assets                                  1.41 %         1.37 %         1.36 %         1.34 %         1.46 %
      Ratio of net investment income to average net
       assets                                              2.15 %         2.55 %         3.02 %         2.83 %         2.99 %
      Portfolio turnover rate                             18.01 %        16.01 %        27.52 %        23.78 %        16.39 %

                                                                    CLASS A SHARES     CLASS B SHARES     CLASS C SHARES
                                                                   ----------------   ----------------   ----------------
                                                                     PERIOD FROM        PERIOD FROM        PERIOD FROM
                                                                   JANUARY 1, 1999    JANUARY 1, 1999    JANUARY 1, 1999
                                                                          TO                 TO                 TO
                                                                     DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                                   ----------------   ----------------   ----------------
                                                                         1999               1999               1999
                                                                   ----------------   ----------------   ----------------
      Net Asset Value, Beginning of Year                             $19.63             $19.63             $19.63
      Investment income--net                                           0.47               0.40               0.41
      Net realized and unrealized gain (loss) on investments           1.47               1.81               1.42
                                                                     ------             ------             ------
                                 Total from Investment Operations      1.94               2.21               1.83
      Less distributions from
        Investment income--net                                        (0.47)             (0.40)             (0.41)
        Capital gains                                                 (0.80)             (0.80)             (0.80)
                                                                     ------             ------             ------
                                              Total Distributions     (1.27)             (1.20)             (1.21)
                                                                     ------             ------             ------
      Net Asset Value, End of Year                                   $20.30             $20.64             $20.25
                                                                     ======             ======             ======
                                                   Total Return *     10.13 %            11.52 %             9.58 %
                                                                     ======             ======             ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)                        $1,777             $1,119             $    8
      Ratio of expenses to average net assets                          1.51 %             2.01 %             2.26 %
      Ratio of net investment income to average net assets             1.87 %             1.36 %             1.13 %
      Portfolio turnover rate                                         18.01 %            18.01 %            18.01 %

*   Does not include the effect of sales charge.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  December 31, 1999
--------------------------------------------------------------------------------
SM&R EQUITY FUNDS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The SM&R Equity Funds (the "Funds") are diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended. The Funds are comprised of the SM&R Growth Fund, Inc., SM&R Equity Income Fund, Inc. and SM&R Balanced Fund, Inc. Operations commenced January 31, 1969 for the SM&R Growth Fund, May 1, 1970 for the SM&R Equity Income Fund and November 20, 1987 for the SM&R Balanced Fund for performance and tracking information.

The Funds have adopted a Multiple Class Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Each had a single class of shares, and are offering five new classes as of January 1, 1999. The existing shares are the Class T shares, and the newly offered classes are: the Class A shares subject to an initial sales charge of up to 5.00% and a distribution and shareholder servicing plan ("12b-1 Plan"); the Class B shares subject to a contingent deferred sales charge and a 12b-1 Plan; the Class C shares subject to an initial sales charge of 1.00%, a contingent deferred sales charge, and a 12b-1 Plan; the Class J shares (Network class) subject to a 12b-1 Plan, only; and the Class Y shares (Institutional class) subject to no charges. The Class J and Y shares have not commenced operations.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION:
Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:
Investment transactions are accounted for on the trade date (date order to buy or sell is executed). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost for financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES:
For federal income tax purposes, each fund is treated as a separate entity. The Funds intend to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intend to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:
Fund shares are sold in a continuous public offering at net asset value plus a sales charge. The Funds repurchase shares at net asset value. Dividends and other distributions are recorded by the Funds on the ex-dividend date and may be reinvested at net asset value.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R EQUITY FUNDS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED
EXPENSES:
Distribution, qualification fees or other fees directly attributable to the funds' class of shares are charged to that funds class operations. All other operating expenses not directly attributable to a Funds' operations are prorated among the Funds based on the relative amount of each Funds' net assets or shareholders, and then allocated among the classes of that fund.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES
INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICE FEES:
Securities Management and Research, Inc. ("SM&R") is the investment advisor and principal underwriter for the Funds. Investment advisory and service fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

                                                               INVESTMENT    SERVICE
NET ASSETS                                                    ADVISORY FEE     FEE
Not exceeding $100,000,000                                       0.750%       0.250%
Exceeding $100,000,000 but not exceeding $200,000,000            0.625%       0.200%
Exceeding $200,000,000 but not exceeding $300,000,000            0.500%       0.150%
Exceeding $300,000,000                                           0.400%       0.100%

The investment advisory agreement for the Growth Fund provides for incentive fees that will increase or decrease the basic investment advisory fee, based on the performance of the fund in relation to a specified industry index for the funds with similar objectives over a rolling 36-month period. For the year ended December 31, 1999, the investment advisory fee was decreased by approximately $417,135.

SM&R has agreed to reimburse the Funds for regular operating expenses, other than taxes, interest, and expenses directly related to the purchase and sale of investment securities, in excess of 1.25% per annum of the average daily net assets. Regular operating expenses include the advisory fee and administrative service fee, but does not include the distribution and shareholder servicing fee.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES:
The Funds have adopted a 12b-1 Plan, with respect to the Funds' Class A shares, Class B shares and Class C shares (the "Class A Plan, the "Class B Plan" and the "Class C Plan", respectively and collectively, the "Plans"). The Plans permit each class a distribution fee to compensate SM&R, or enable SM&R to compensate other persons, including Distributors, for distribution costs such as service fees paid to dealers, printing and distribution of prospectuses to prospective investors, sales literature and other sales and distribution related activities. The Funds pay compensation for Class A shares at 0.25% per annum of the average daily net assets, for Class B shares at 0.50% per annum of the average daily net assets and for Class C shares at 0.75% per annum of the average daily net assets.

The Class B and Class C Plans also permit a shareholder servicing fee of 0.25% per annum of the average daily net assets to compensate SM&R, or enable SM&R to compensate Service Providers, for providing ongoing servicing to shareholders of the Funds. For the year ended December 31, 1999, the Growth Fund, Equity Income Fund and Balanced Fund paid $5,072, $13,823 and $3,188, respectively as compensation under the Plans.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R EQUITY FUNDS

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED
SALES CHARGES:
During the year ended December 31, 1999, SM&R, as principal underwriter, received as sales charges on sale of shares of capital stock of the Funds and made reallowances to dealers as follows:

                                                    SALES                SALES
                                                   CHARGES              CHARGES
                                               RECEIVED BY SM&R   REALLOWED TO DEALERS
Growth                                             $287,994              $5,106
Equity Income                                      $451,011              $6,203
Balanced                                           $ 72,599              $  382

SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"). As of December 31, 1999, SM&R and American National had the following ownership in the Funds:

                                   SM&R                     AMERICAN NATIONAL
                       ----------------------------   -----------------------------
                                  PERCENT OF SHARES               PERCENT OF SHARES
                        SHARES       OUTSTANDING       SHARES        OUTSTANDING
Growth                 282,179          0.81%         1,320,628         3.79%
Equity Income           19,129          0.24%                --            --
Balanced               128,985          8.06%           226,482        14.15%

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENTS

Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments in securities, other than commercial paper and short-term bonds and notes, were as follows:

                                           PURCHASES       SALES
Growth                                    $32,394,449   $59,754,114
Equity Income                             $18,691,604   $59,717,314
Balanced                                  $ 4,824,462   $ 8,033,701

Gross unrealized appreciation and depreciation as of December 31, 1999, were as follows:

                                         APPRECIATION   DEPRECIATION
Growth                                   $111,453,311   $10,348,935
Equity Income                            $ 51,528,644   $11,961,262
Balanced                                 $  9,343,394   $ 1,172,208

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R EQUITY FUNDS

NOTE 4--CAPITAL STOCK
SM&R GROWTH FUND

                                                                     YEAR ENDED                       YEAR ENDED
                                                                  DECEMBER 31, 1999                DECEMBER 31, 1998
                                                              -------------------------        -------------------------
                                                                SHARES        AMOUNT             SHARES        AMOUNT
                                                              ----------   ------------        ----------   ------------
  Sale of capital shares:
    Class T                                                    2,035,769   $ 12,211,276         3,216,790   $ 17,622,633
    Class A                                                      588,609      3,552,451                --             --
    Class B                                                      231,719      1,382,526                --             --
    Class C                                                       26,871        160,112                --             --
  Investment income dividends reinvested:
    Class T                                                      135,539        838,061           218,060      1,223,816
    Class A                                                          737          4,653                --             --
    Class B                                                           --             --                --             --
    Class C                                                           --             --                --             --
  Distributions from net realized gains reinvested:
    Class T                                                    1,351,172      8,566,392         2,698,983     13,324,090
    Class A                                                       21,368        134,830                --             --
    Class B                                                        9,225         57,657                --             --
    Class C                                                          762          4,941                --             --
  Redemptions of capital shares outstanding:
    Class T                                                   (5,230,280)   (31,395,182)       (4,442,745)   (24,133,352)
    Class A                                                      (49,491)      (303,471)               --             --
    Class B                                                       (8,708)       (52,017)               --             --
    Class C                                                       (8,285)       (49,963)               --             --
                                                              ----------   ------------        ----------   ------------
  Net increase (decrease) in capital shares outstanding         (894,993)  $ (4,887,734)        1,691,088   $  8,037,187
                                                                           ============                     ============
  Shares outstanding at beginning of year                     35,722,663                       34,031,575
                                                              ----------                       ----------
  Shares outstanding at end of year                           34,827,670                       35,722,663
                                                              ==========                       ==========
  Net assets as of December 31, 1999, are comprised of the following:
  Capital (par value and additional paid-in)                               $132,803,933
  Undistributed net investment income                                            35,562
  Accumulated net realized gain on investments                                1,716,432
  Net unrealized appreciation of investments                                101,104,376
                                                                           ------------
  Net Assets                                                               $235,660,303
                                                                           ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R EQUITY FUNDS

NOTE 4--CAPITAL STOCK--CONTINUED
SM&R EQUITY INCOME FUND

                                                                     YEAR ENDED                       YEAR ENDED
                                                                  DECEMBER 31, 1999                DECEMBER 31, 1998
                                                              -------------------------        -------------------------
                                                                SHARES        AMOUNT             SHARES        AMOUNT
                                                              ----------   ------------        ----------   ------------
  Sales of capital shares:
    Class T                                                      397,021   $ 11,261,285         1,059,139   $ 29,994,912
    Class A                                                      191,346      5,356,418                --             --
    Class B                                                      171,923      4,819,232                --             --
    Class C                                                       10,458        300,119                --             --
  Investment income dividends reinvested:
    Class T                                                      138,309      3,781,416           161,711      4,549,911
    Class A                                                        3,176         78,839                --             --
    Class B                                                        2,803         68,163                --             --
    Class C                                                          147          3,669                --             --
  Distributions from net realized gains reinvested:
    Class T                                                      486,492     11,987,183                --             --
    Class A                                                       11,388        275,259                --             --
    Class B                                                       12,064        286,638                --             --
    Class C                                                          737         17,868           404,882     10,559,672
  Redemptions of capital shares outstanding:
    Class T                                                   (1,406,392)   (39,481,866)       (1,172,234)   (32,920,958)
    Class A                                                      (12,196)      (346,072)               --             --
    Class B                                                       (8,688)      (234,990)               --             --
    Class C                                                         (277)        (7,665)               --             --
                                                              ----------   ------------        ----------   ------------
  Net increase (decrease) in capital shares outstanding           (1,689)  $ (1,834,504)          453,498   $ 12,183,537
                                                                           ============                     ============
  Shares outstanding at beginning of year                      7,813,950                        7,360,452
                                                              ----------                       ----------
  Shares outstanding at end of year                            7,812,261                        7,813,950
                                                              ==========                       ==========
  Net assets as of December 31, 1999, are comprised of the following:
  Capital (par value and additional paid-in)                               $156,308,955
  Undistributed net investment income                                            79,361
  Accumulated net realized gain on investments                                1,453,038
  Net unrealized appreciation of investments                                 39,567,382
                                                                           ------------
  Net Assets                                                               $197,408,736
                                                                           ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R EQUITY FUNDS

NOTE 4--CAPITAL STOCK--CONTINUED
SM&R BALANCED FUND

                                                                    YEAR ENDED                     YEAR ENDED
                                                                 DECEMBER 31, 1999              DECEMBER 31, 1998
                                                              -----------------------        -----------------------
                                                               SHARES       AMOUNT            SHARES       AMOUNT
                                                              ---------   -----------        ---------   -----------
  Sales of capital shares:
    Class T                                                      82,302   $ 1,632,418          204,284   $ 3,794,519
    Class A                                                      85,863     1,702,510               --            --
    Class B                                                      51,561     1,034,545               --            --
    Class C                                                         406         8,177               --            --
  Investment income dividends reinvested:
    Class T                                                      29,462       581,088           33,827       644,627
    Class A                                                       1,721        33,823               --            --
    Class B                                                         886        17,701               --            --
    Class C                                                           4            82               --            --
  Distributions from net realized gains reinvested:
    Class T                                                      55,122     1,104,641           50,226       901,681
    Class A                                                       3,303        65,034
    Class B                                                       1,954        39,133
    Class C                                                          10           200
  Redemptions of capital shares outstanding:
    Class T                                                    (204,696)   (4,083,763)        (202,186)   (3,822,000)
    Class A                                                      (3,376)      (66,164)              --            --
    Class B                                                        (208)       (4,227)              --            --
    Class C                                                          (1)          (15)              --            --
                                                              ---------   -----------        ---------   -----------
  Net increase in capital shares outstanding                    104,313   $ 2,065,183           86,151   $ 1,518,827
                                                                          ===========                    ===========
  Shares outstanding at beginning of year                     1,496,411                      1,410,260
                                                              ---------                      ---------
  Shares outstanding at end of year                           1,600,724                      1,496,411
                                                              =========                      =========
  Net assets as of December 31, 1999, are comprised of the
   following:
  Capital (par value and additional paid in capital)                      $24,595,266
  Accumulated net realized gain on investments                                283,147
  Net unrealized appreciation of investments                                8,171,186
                                                                          -----------
  Net Assets                                                              $33,049,599
                                                                          ===========

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
SM&R Equity Funds

We have audited the accompanying statements of assets and liabilities of SM&R Equity Funds (comprised of SM&R Growth Fund, Inc., SM&R Equity Income Fund, Inc. and SM&R Balanced Fund, Inc.), including the schedule of investments as of December 31, 1999, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the the two years in the period ended December 31, 1996 were audited by other auditors whose report dated February 7, 1997 issued an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards required that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SM&R Equity Funds as of December 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles.

                                                   Tait, Weller & Baker

Philadelphia, Pennsylvania
January 28, 2000

DISTRIBUTIONS
--------------------------------------------------------------------------------
Distributions per share for the year ended December 31, 1999.

                                         RECORD    INVESTMENT    LONG-TERM      SHORT-TERM
                                          DATE       INCOME     CAPITAL GAIN   CAPITAL GAIN
                                       ----------  ----------   ------------   ------------
SM&R Growth Fund, Inc. Class T          6/23/99     $0.01300
                                        12/14/99    $0.01280      $0.2666
SM&R Growth Fund, Inc. Class A          6/23/99       N/A
                                        12/14/99    $0.00920      $0.2666
SM&R Growth Fund, Inc. Class B          6/23/99       N/A
                                        12/14/99      N/A         $0.2666
SM&R Growth Fund, Inc. Class C          6/23/99       N/A
                                        12/14/99      N/A         $0.2666
SM&R Equity Income Fund, Inc.
Class T                                 3/17/99     $0.11200
                                        6/23/99     $0.01500
                                        9/22/99     $0.14500
                                        12/14/99    $0.12900      $1.7568
SM&R Equity Income Fund, Inc.
Class A                                 3/17/99     $0.02400
                                        6/23/99     $0.07000
                                        9/22/99     $0.08600
                                        12/14/99    $0.04000      $1.7568
SM&R Equity Income Fund, Inc.
Class B                                 3/17/99     $0.01200
                                        6/23/99     $0.04500
                                        9/22/99     $0.06100
                                        12/14/99    $0.03520      $1.7568
SM&R Equity Income Fund, Inc.
Class C                                 3/17/99     $0.00500
                                        6/23/99     $0.04100
                                        9/22/99     $0.04600
                                        12/14/99    $0.29000      $1.7568
SM&R Balanced Fund, Inc. Class T        3/17/99     $0.10600
                                        6/23/99     $0.11200
                                        9/22/99     $0.10600
                                        12/14/99    $0.09800      $0.5027          $0.3020
SM&R Balanced Fund, Inc. Class A        3/17/99     $0.02200
                                        6/23/99     $0.04500
                                        9/22/99     $0.07500
                                        12/14/99    $0.32300      $0.5027          $0.3020
SM&R Balanced Fund, Inc. Class B        3/17/99     $0.01100
                                        6/23/99     $0.03700
                                        9/22/99     $0.06100
                                        12/14/99    $0.29400      $0.5027          $0.3020
SM&R Balanced Fund, Inc. Class C        3/17/99     $0.04800
                                        6/23/99     $0.05500
                                        9/22/99     $0.04500
                                        12/14/99    $0.26200      $0.5027          $0.3020

                   SM&R EQUITY FUNDS

                 SM&R Growth Fund, Inc.

              SM&R Equity Income Fund, Inc.

               SM&R Balanced Fund, Inc.

                 SM&R INVESTMENTS, INC.

               SM&R Government Bond Fund

                 SM&R Tax Free Fund

                 SM&R Primary Fund

               SM&R Money Market Fund


                  HOW TO REACH US:

                SHAREHOLDER SERVICES
                   (800) 231-4639

                 SALES AND MARKETING
                   (800) 526-8346

               TO REQUEST A PROSPECTUS
                   (800) 231-4639

          FUND QUOTES AND INVESTOR HOTLINE
                   (877) 239-2049


                 VISIT OUR WEBSITE AT:
                  www.smrinvest.com


               SM&R     SECURITIES MANAGEMENT
                        AND RESEARCH, INC.
                        MANAGER & DISTRIBUTOR
                        ---------------------
                        MEMBER NASD, SIPC

   2450 South Shore Blvd. - Suite 400 - League City, TX 77573
                   (281) 334-2469

                    Form 9092 - 2/00